Debt - Additional Information (Details) $ in Millions		12 Months Ended
	Oct. 18, 2024 USD ($)	Dec. 31, 2024 CAD ($) creditFacility	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) creditFacility	Oct. 17, 2024 USD ($)	Jul. 12, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount purchased			$ 1,400,000,000
Repayments of bonds, notes and debentures		$ 2,549		$ 710
Repayments of borrowings including accrued interest, classified as financing activities				144	$ 108,000,000
Number of semi-annual payments | creditFacility		17				17
Borrowings		$ 4,531		$ 6,534
Debt-to-capitalization ratio, maximum		0.60				0.60
Antamina
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in joint operation		22.50%	22.50%
Notes Purchased, Cash Tender Offer
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures		$ 2,000	$ 1,400,000,000
Three Point Nine Percentage Note Due Two Thousand Thirty
Disclosure of detailed information about borrowings [line items]
Principal amount purchased			360,000,000
Borrowings, interest rate		3.90%				3.90%
Six Point One Two Five Percentage Notes Due Two Thousand Thirty Five
Disclosure of detailed information about borrowings [line items]
Principal amount purchased			149,000,000
Borrowings, interest rate		6.125%				6.125%
Six Point Zero Percentage Notes Due Two Thousand Forty
Disclosure of detailed information about borrowings [line items]
Principal amount purchased			279,000,000
Borrowings, interest rate		6.00%				6.00%
Six Point Two Five Percentage Notes Due Two Thousand Forty One
Disclosure of detailed information about borrowings [line items]
Principal amount purchased			151,000,000
Borrowings, interest rate		6.25%				6.25%
Five Point Two Percentage Notes Due Two Thousand Forty Two
Disclosure of detailed information about borrowings [line items]
Principal amount purchased			228,000,000
Borrowings, interest rate		5.20%				5.20%
Five Point Four Percentage Notes Due Two Thousand Forty Three
Disclosure of detailed information about borrowings [line items]
Principal amount purchased			$ 259,000,000
Borrowings, interest rate		5.40%				5.40%
Outstanding notes, except for notes due October 2035
Disclosure of detailed information about borrowings [line items]
Redemption price		100.00%				100.00%
Outstanding notes, except for notes due October 2035 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Callable period prior to maturity		3 months	3 months
Outstanding notes, except for notes due October 2035 | Top of range
Disclosure of detailed information about borrowings [line items]
Callable period prior to maturity		6 months	6 months
Three Point Seven Five Percent Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.75%
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt						$ 1,900,000,000
Borrowings installment payable						$ 147,000,000
Borrowings		$ 2,719		$ 2,873
One billion loan agreement
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 225,000,000
One billion loan agreement | Antamina
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 1,000,000,000.0
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities							$ 4,000,000,000.0
Revolving credit facility maturing October 2029
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 3,000,000,000.0
Reduction of revolving credit facility	$ 1,000,000,000
Extension term	5 years
Revolving credit facility maturing October 2029 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Debt-to-capitalization ratio, maximum		0.60				0.60
Revolving credit facility maturing October 2029 | Top of range
Disclosure of detailed information about borrowings [line items]
Debt-to-capitalization ratio, maximum		1.0				1.0
Stand alone credit facility
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit		$ 1,500		2,600
Surety bonds
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 441		1,200
EVR Surety Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings				758
EVR Stand Alone Credit Facility
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit				$ 1,500